Net Income Per Share - Calculation of Net Income Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net income attributable to MomoInc.	$ 318,566	$ 145,250	$ 13,697
Net income attributed to ordinary shareholders for computing net income per ordinary share-basic and diluted	$ 318,566	$ 142,053	$ 12,358
Denominator for computing net income per share-basic:
Weighted average ordinary shares outstanding used in computing net income per ordinary share-basic	394,549,323	377,335,923	342,646,282
Denominator for computing net income per share-diluted:
Weighted average shares outstanding used in computing net income per ordinary share-diluted	415,265,078	407,041,165	401,396,548
Net income per ordinary share attributable to Momo Inc. - basic	$ 0.81	$ 0.38	$ 0.04
Net income per ordinary share attributable to Momo Inc. - diluted	$ 0.77	$ 0.36	$ 0.03
Non-Vested Restricted Shares [Member]
Numerator:
Undistributed earnings		$ (3,197)	$ (1,339)
Denominator for computing net income per share-basic:
Weighted average ordinary shares outstanding used in computing net income per ordinary share-basic		8,493,244	37,118,622
Denominator for computing net income per share-diluted:
Net income per ordinary share attributable to Momo Inc. - basic		$ 0.38	$ 0.04